Derivative financial instruments - Notional amounts and fair values of derivatives outstanding (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Total derivative assets
Derivative assets	$ 143,460	$ 130,614
Total derivative liabilities
Derivative liabilities	9,866	80,840
Not Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	1,197,500	1,150,000
Derivative assets	32,081	39,918
Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	4,650,000	3,165,000
Derivative assets	111,379	90,696
Total derivative liabilities
Derivative liabilities, notional amount	1,105,000	3,590,000
Derivative liabilities	$ 9,866	$ 80,840